SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Depreciation included in exploration and evaluation assets	$ 16,771	$ 4,878	$ 580
Exploration and evaluation expenditures paid by Barrick	4,267,816	2,762,890	2,619,804
Consulting fees paid by common shares, stock options or warrants	$ 264,120	$ 364,760	$ 0